Restructuring	12 Months Ended
Sep. 30, 2011
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
4.	Restructuring

In February 2009, following the announcement of it’s acquisition of WorksMedia, the Company announced its intention to undergo a restructuring of its United Kingdom operations and to relocate its Pixology operations from Guildford to the WorksMedia offices in Southampton.  In conjunction with this restructuring an immediate reduction in UK based headcount of approximately 30% was made.  All remaining UK based employees were offered positions in the Company’s Southampton office and operations wererelocated from the Guildford office to that location.

A number of costs were incurred relating to the restructuring as follows:

The redundancy, unrecoverable lease costsand other associated costs were recorded as operating costs in the Consolidated Statement of Earnings (loss) during the year ended September 30, 2009 as follows:

2009

Network delivery	$12,979
Software development	39,951
General and administration	205,276

$258,206

A reconciliation of the opening and closing liability balances relating to the above costs during each of the years in the three year period ended September 30, 2011 is as follows:

	2011	2010	2009

Opening liability	$-	$176,056	$-
Charged to expenses re. unrecoverable lease costs	-	-	185,848
Accretion expense included in general and administration expenses	-	1,352	-
Settlement of liability	-	(180,336)	-
Loss on settlement of lease obligation included in general and administration expenses	-	8,200	-
Impact of foreign currency translation	-	(5,272)	(9,792)

Closing liability	$-	$-	$176,056

During March 2010, the Company entered into a deed of surrender (the “deed) with the landlord of its Guildford property.  Under the terms of this deed the Company made a one-off payment of £57,477 ($96,418) and in return was released from all obligations under the lease that had previously been entered into.

The final settlement of the liability relating to the office move resulted in $8,200 of costs in excess of the original liability being incurred.  These costs were recorded in general and administration expenses during the year ended September 30, 2010.